Stockholder's Equity and Share-Based Compensation - Assumptions Used in Determining Fair Value & Early exercise of Stock Options (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility			93.70%	88.40%
Risk-free interest rate			4.10%	4.20%
Expected term			5 years 10 months 24 days	6 years
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	92.40%	93.80%
Risk-free interest rate	3.90%	4.10%
Expected term	5 years 9 months 18 days	6 years